Property and Equipment, Net	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
EUDA Health Limited [Member]
Property and Equipment, Net

Note 8 – Property and equipment, net

Property and equipment, net consist of the following:

	As of June 30, 2022	As of December 31, 2021	As of December 31, 2020
	(Unaudited)
Office equipment	$125,300	$144,051	$144,901
Medical equipment	2,629	15,917	16,236
Leasehold improvement	2,139	20,704	21,120
Subtotal	130,068	180,672	182,257
Less: accumulated depreciation	(106,710)	(123,745)	(91,127)
Total	$23,358	$56,927	$91,130

Depreciation expense for the six months ended June 30, 2022 and 2021 amounted to $12,090 (Unaudited) and $18,580 (Unaudited), respectively. Depreciation expense for the years ended December 31, 2021 and 2020 amounted to $34,523 and $26,314, respectively.

Note 7 – Property and equipment, net

Property and equipment, net consist of the following:

	As of September 30, 2022	As of December 31, 2021
	(Unaudited)
Office equipment	$121,273	$144,051
Medical equipment	19,961	15,917
Leasehold improvement	2,070	20,704
Subtotal	143,304	180,672
Less: accumulated depreciation	(107,113)	(123,745)
Total	$36,191	$56,927

Depreciation expense for the nine months ended September 30, 2022 and 2021 amounted to $15,996 (Unaudited) and $26,770 (Unaudited), respectively.